Warrants (Narrative) (Details) (Series B-1 Preferred Stock [Member], USD $)	1 Months Ended
Jul. 31, 2013
Series B-1 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,111,100
Proceeds from Issuance of Warrants	$ 4,000,000